Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes

	Year Ended December 31,
	2022	2021	2020
Income (loss) before taxes:
Domestic	$(63,586)	$(78,485)	$59,346
Foreign	—	—	—

Total income (loss) before income taxes	$(63,586)	$(78,485)	$59,346

Income Taxes
During the years ended December 31, 2022 and 2021, the Company recorded no income tax benefits for the net losses incurred or for the research and development tax credits generated in each year due to its uncertainty of realizing a benefit from those items. During the year ended December 31, 2020, the Company recorded no income tax expense or benefit for the net income incurred or for the research and development tax credits generated during the year due to the utilization of net operating loss carryforwards and the uncertainty of realizing a benefit from the credits.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory income tax rate	(21.0)%	(21.0)%	21.0%
State taxes, net of federal benefit	(5.6)%	(12.5)%	6.3%
Stock-based compensation	1.5%	0.2%	0.5%
Research and development tax credits	(6.7)%	(5.0)%	(3.2)%
Change in deferred tax asset valuation allowance	31.4%	38.1%	(24.5)%
Other	0.4%	0.2%	(0.1)%

Effective income tax rate	—%	—%	—%

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$30,531	$30,313
Research and development tax credit carryforwards	16,458	12,230
Intangible assets	1,841	1,812
Accrued expenses	1,065	1,422
Stock-based compensation	5,907	5,237
Lease liability	8,217	8,808
Interest expense	673	269
Capitalized R&D expenditures	14,739	—
Other	248	180

Total deferred tax assets	79,679	60,271
Valuation allowance	(72,203)	(51,957)

Deferred tax assets	7,476	8,314

Deferred tax liabilities:
Right-of-use asset	(6,559)	(7,056)
Depreciation	(895)	(1,150)
Beneficial conversion feature on convertible note payable	(22)	(32)
Other	—	(76)

Total deferred tax liabilities	(7,476)	(8,314)

Net deferred tax assets	$—	$—

As of December 31, 2022 and 2021, the Company had federal net operating loss carryforwards of $93,815 and $92,735, respectively, and state net operating loss carryforwards of $155,946 and $155,989, respectively, available to reduce future income tax liabilities. As of December 31, 2022 and 2021, the Company also had federal research and development tax credit carryforwards of $13,382 and $9,747, respectively, and state research and development tax credit carryforwards of $3,819 and $3,067, respectively, available to reduce future income tax liabilities. The federal net operating loss carryforwards do not expire and the state net operating loss carryforwards begin to expire in 2039. The federal and state research and development tax credit carryforwards begin to expire in 2034 and 2032, respectively. The Tax Cuts and Jobs Act (TCJA) requires taxpayers to capitalize and amortize research and experimental (R&D) expenditures under section 174 for tax years beginning after December 31, 2021. This rule became effective for the Company during the year and resulted in the capitalization of R&D costs of $60,500. The Company is amortizing these costs for tax purposes over 5 years if the R&D was performed in the U.S. and over 15 years if the R&D was performed outside the U.S.

Utilization of the Company’s net operating loss (“NOL”) carryforwards and research and development (“R&D”) credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that have occurred previously or that could occur in the future in accordance with Section 382 of the Internal Revenue Code of 1986 (“Section 382”) as well as similar state provisions. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and taxes, respectively. In general, an ownership change as defined by Section 382 results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50% over a three-year period. Since its formation, the Company has raised capital through the issuance of capital stock on several occasions. These financings, combined with the purchasing shareholders’ subsequent disposition of those shares, could result in a change of control as defined by Section 382. The Company conducted an analysis under Section 382 to determine if historical changes in ownership through December 31, 2020 would limit or otherwise restrict its ability to utilize its NOL and R&D credit carryforwards. As a result of this analysis, the Company does not believe there are any significant limitations on its ability to utilize these carryforwards. However, future changes in ownership occurring after December 31, 2020 could affect the limitation in future years, and any limitation may result in expiration of a portion of the NOL or R&D credit carryforwards before utilization.
As required by the provisions of ASC 740, management considers whether it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Based upon the level of historical U.S. losses, management has determined that it is
“more-likely-than-not”
that the Company will not utilize the benefits of federal and state deferred tax assets for financial reporting purposes and, as a result, a full valuation allowance has been established at December 31, 2022 and 2021. The valuation allowance increase primarily relates to the Company’s revenue recognition for tax purposes, and were as follows:

	Year Ended December 31,
	2022	2021	2020
Valuation allowance at beginning of year	$(51,957)	$(21,961)	$(36,535)
Increases recorded to income tax provision	(21,194)	(30,616)	(11,675)
Decreases recorded as a benefit to income tax provision	948	620	26,249

Valuation allowance at end of year	$(72,203)	$(51,957)	$(21,961)

The Company had no unrecognized tax benefits or related interest and penalties accrued for the years ended December 31, 2022 and 2021. The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The Company’s tax years are still open under statute from 2019 to present. All years may be examined to the extent the tax credit or net operating loss carryforwards are used in future periods. There are currently no federal or state audits..